Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000004009
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Investor Class
Trading Symbol	PREMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Investor Class	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies, while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Sri Lanka, which completed its much-anticipated bond swap as a part of its debt restructuring, and Suriname, which delivered strong post-debt restructuring performance in its oil-linked value recovery instruments. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the style-specific benchmark, a modest underweight to Argentina dragged on performance as the bonds rallied amid President Javier Milei’s implementation of tough austerity measures. An underweight to Ukraine, Pakistan, and Ecuador held back relative performance as these countries made progress in economic reforms or restructuring negotiations.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to several lower-rated and distressed sovereign countries amid credit-positive changes.

  The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a mixed impact on absolute performance. Our use of currency forwards during the period was positive, while interest rate derivatives were negative.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Bond Fund (Investor Class)	6.17%	0.29%	2.79%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	6.54	0.12	3.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,937,364,000	$ 4,937,364,000	$ 4,937,364,000
Holdings Count | Holding	418	418	418
Advisory Fees Paid, Amount	$ 7,840,000
InvestmentCompanyPortfolioTurnover	40.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,937,364 Number of Portfolio Holdings418
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Mexico	7.0%
Indonesia	5.0
Brazil	4.4
Colombia	4.1
United States	3.9
Egypt	3.5
Oman	3.2
Angola	2.9
Saudi Arabia	2.7
Other	63.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	4.0%
Republic of Colombia	3.4
Arab Republic of Egypt	3.2
Republic of Angola	2.9
Sultanate of Oman	2.6
Republic of Indonesia	2.6
Republic of Argentina	2.6
Republic of Ivory Coast	2.5
Republic of Turkiye	2.5
Republic of Sri Lanka	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159127
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Advisor Class
Trading Symbol	PAIKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Advisor Class	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies, while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Sri Lanka, which completed its much-anticipated bond swap as a part of its debt restructuring, and Suriname, which delivered strong post-debt restructuring performance in its oil-linked value recovery instruments. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the style-specific benchmark, a modest underweight to Argentina dragged on performance as the bonds rallied amid President Javier Milei’s implementation of tough austerity measures. An underweight to Ukraine, Pakistan, and Ecuador held back relative performance as these countries made progress in economic reforms or restructuring negotiations.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to several lower-rated and distressed sovereign countries amid credit-positive changes.

  The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a mixed impact on absolute performance. Our use of currency forwards during the period was positive, while interest rate derivatives were negative.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Emerging Markets Bond Fund (Advisor Class)	5.99%	0.08%	2.68%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	6.54	0.12	3.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,937,364,000	$ 4,937,364,000	$ 4,937,364,000
Holdings Count | Holding	418	418	418
Advisory Fees Paid, Amount	$ 7,840,000
InvestmentCompanyPortfolioTurnover	40.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,937,364 Number of Portfolio Holdings418
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Mexico	7.0%
Indonesia	5.0
Brazil	4.4
Colombia	4.1
United States	3.9
Egypt	3.5
Oman	3.2
Angola	2.9
Saudi Arabia	2.7
Other	63.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	4.0%
Republic of Colombia	3.4
Arab Republic of Egypt	3.2
Republic of Angola	2.9
Sultanate of Oman	2.6
Republic of Indonesia	2.6
Republic of Argentina	2.6
Republic of Ivory Coast	2.5
Republic of Turkiye	2.5
Republic of Sri Lanka	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159128
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	I Class
Trading Symbol	PRXIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - I Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies, while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Sri Lanka, which completed its much-anticipated bond swap as a part of its debt restructuring, and Suriname, which delivered strong post-debt restructuring performance in its oil-linked value recovery instruments. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the style-specific benchmark, a modest underweight to Argentina dragged on performance as the bonds rallied amid President Javier Milei’s implementation of tough austerity measures. An underweight to Ukraine, Pakistan, and Ecuador held back relative performance as these countries made progress in economic reforms or restructuring negotiations.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to several lower-rated and distressed sovereign countries amid credit-positive changes.

  The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a mixed impact on absolute performance. Our use of currency forwards during the period was positive, while interest rate derivatives were negative.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Emerging Markets Bond Fund (I Class)	6.47%	0.52%	3.11%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	6.54	0.12	3.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,937,364,000	$ 4,937,364,000	$ 4,937,364,000
Holdings Count | Holding	418	418	418
Advisory Fees Paid, Amount	$ 7,840,000
InvestmentCompanyPortfolioTurnover	40.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,937,364 Number of Portfolio Holdings418
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Mexico	7.0%
Indonesia	5.0
Brazil	4.4
Colombia	4.1
United States	3.9
Egypt	3.5
Oman	3.2
Angola	2.9
Saudi Arabia	2.7
Other	63.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	4.0%
Republic of Colombia	3.4
Arab Republic of Egypt	3.2
Republic of Angola	2.9
Sultanate of Oman	2.6
Republic of Indonesia	2.6
Republic of Argentina	2.6
Republic of Ivory Coast	2.5
Republic of Turkiye	2.5
Republic of Sri Lanka	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219336
Shareholder Report [Line Items]
Fund Name	Emerging Markets Bond Fund
Class Name	Z Class
Trading Symbol	TREZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as key central banks moved closer to easing monetary policies, while bond investors benefited from higher coupon payments and tighter credit spreads.

  Amid strong performance in emerging markets fixed income, the fund benefited from its exposure to Sri Lanka, which completed its much-anticipated bond swap as a part of its debt restructuring, and Suriname, which delivered strong post-debt restructuring performance in its oil-linked value recovery instruments. Additionally, a lower exposure to higher-quality countries relative to the style-specific J.P. Morgan Emerging Markets Bond Index Global Diversified benchmark added value as U.S. Treasury yields oscillated during the reporting period.

  Against the style-specific benchmark, a modest underweight to Argentina dragged on performance as the bonds rallied amid President Javier Milei’s implementation of tough austerity measures. An underweight to Ukraine, Pakistan, and Ecuador held back relative performance as these countries made progress in economic reforms or restructuring negotiations.

  The fund seeks to provide high income and capital appreciation through a portfolio of government or corporate debt securities in emerging nations, including exposure to various countries, bond sectors, and currencies. During the period, the fund added to several lower-rated and distressed sovereign countries amid credit-positive changes.

  The fund’s derivatives exposure, including currency forwards and interest rate derivatives, had a mixed impact on absolute performance. Our use of currency forwards during the period was positive, while interest rate derivatives were negative.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Emerging Markets Bond Fund (Z Class)	7.21%	4.04%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory/Strategy Benchmark)	6.54	2.66

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,937,364,000	$ 4,937,364,000	$ 4,937,364,000
Holdings Count | Holding	418	418	418
Advisory Fees Paid, Amount	$ 7,840,000
InvestmentCompanyPortfolioTurnover	40.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,937,364 Number of Portfolio Holdings418
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Mexico	7.0%
Indonesia	5.0
Brazil	4.4
Colombia	4.1
United States	3.9
Egypt	3.5
Oman	3.2
Angola	2.9
Saudi Arabia	2.7
Other	63.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	4.0%
Republic of Colombia	3.4
Arab Republic of Egypt	3.2
Republic of Angola	2.9
Sultanate of Oman	2.6
Republic of Indonesia	2.6
Republic of Argentina	2.6
Republic of Ivory Coast	2.5
Republic of Turkiye	2.5
Republic of Sri Lanka	2.5

Updated Prospectus Web Address	www.troweprice.com/paperless